Investment (Details) - Schedule of Investment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment [Line Items]
Long term investment gross	$ 8,851,372	$ 426,923
Impairment of investment	(8,143,942)
Long term investment	707,430	426,923
Hainan Free Flow Transportation Technology Co., Ltd. [Member]
Schedule of Investment [Line Items]
Long term investment gross		126,923
Nanjing Antong Air Emergency Data Co., Ltd. [Member]
Schedule of Investment [Line Items]
Long term investment gross	148,014	148,014
Impairment of investment	(148,014)
Nanjing Weida Electronic Technology Co., Ltd. [Member]
Schedule of Investment [Line Items]
Long term investment gross	151,986	151,986
Impairment of investment	(151,986)
Beijing Wave Function [Member]
Schedule of Investment [Line Items]
Long term investment gross	4,769,459
Impairment of investment	(4,163,024)
Yunnan Wave Function [Member]
Schedule of Investment [Line Items]
Long term investment gross	3,165,196
Impairment of investment	(3,064,201)
Da Tong [Member]
Schedule of Investment [Line Items]
Long term investment gross	616,717
Impairment of investment	$ (616,717)